Significant Basis Of Preparation And Accounting Policies_K-IFRS 1109_estimated impact of adopting K-IFRS 1109 (Detail) ₩ in Millions	Dec. 31, 2017 KRW (₩)
Disclosure of the estimated impact on the classification and measurement of financial assets [Line Items]
Carrying Amount per IAS 39	₩ 303,765,995
Carrying Amount per IFRS 9	303,782,301
Loans and receivables (Deposits) | Amortized Cost
Disclosure of the estimated impact on the classification and measurement of financial assets [Line Items]
Carrying Amount per IAS 39	8,870,835
Carrying Amount per IFRS 9	8,870,835
Loans and receivables (Loans) | FVTPL
Disclosure of the estimated impact on the classification and measurement of financial assets [Line Items]
Carrying Amount per IAS 39	279,032
Carrying Amount per IFRS 9	280,001
Loans and receivables (Loans) | Amortized Cost
Disclosure of the estimated impact on the classification and measurement of financial assets [Line Items]
Carrying Amount per IAS 39	253,014,491
Carrying Amount per IFRS 9	253,014,491
Loans and receivables (Other financial assets) | Amortized Cost
Disclosure of the estimated impact on the classification and measurement of financial assets [Line Items]
Carrying Amount per IAS 39	6,772,088
Carrying Amount per IFRS 9	6,772,088
Financial assets at FVTPL (Deposits) | FVTPL
Disclosure of the estimated impact on the classification and measurement of financial assets [Line Items]
Carrying Amount per IAS 39	25,972
Carrying Amount per IFRS 9	25,972
Financial assets at FVTPL (Debt securities) | FVTPL
Disclosure of the estimated impact on the classification and measurement of financial assets [Line Items]
Carrying Amount per IAS 39	2,654,027
Carrying Amount per IFRS 9	2,654,027
Financial assets at FVTPL (Equity securities) | FVTPL
Disclosure of the estimated impact on the classification and measurement of financial assets [Line Items]
Carrying Amount per IAS 39	47,304
Carrying Amount per IFRS 9	47,304
AFS financial assets (Debt securities) | FVTPL
Disclosure of the estimated impact on the classification and measurement of financial assets [Line Items]
Carrying Amount per IAS 39	46,855
Carrying Amount per IFRS 9	46,855
AFS financial assets (Debt securities) | FVTOCI
Disclosure of the estimated impact on the classification and measurement of financial assets [Line Items]
Carrying Amount per IAS 39	12,874,209
Carrying Amount per IFRS 9	12,874,209
AFS financial assets (Debt securities) | Amortized Cost
Disclosure of the estimated impact on the classification and measurement of financial assets [Line Items]
Carrying Amount per IAS 39	308,181
Carrying Amount per IFRS 9	322,300
AFS financial assets (Equity securities) | FVTPL
Disclosure of the estimated impact on the classification and measurement of financial assets [Line Items]
Carrying Amount per IAS 39	1,273,498
Carrying Amount per IFRS 9	1,274,716
AFS financial assets (Equity securities) | FVTOCI
Disclosure of the estimated impact on the classification and measurement of financial assets [Line Items]
Carrying Amount per IAS 39	850,207
Carrying Amount per IFRS 9	850,207
Held-to-maturity financial assets (Debt securities) | Amortized Cost
Disclosure of the estimated impact on the classification and measurement of financial assets [Line Items]
Carrying Amount per IAS 39	16,749,296
Carrying Amount per IFRS 9	₩ 16,749,296